Debt - Loan and Security Agreement (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 01, 2019	Aug. 31, 2020	May 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	May 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amount outstanding				$ 139,265		$ 133,252	$ 24,574
Warrant liability				61,447		39,670	0
Amortization of debt issuance cost and debt discounts				$ 3,755	$ 86	$ 6,045	$ 306	$ 247
Hercules warrant
Debt Instrument [Line Items]
Warrant to purchase shares of convertible preferred stock (in shares)			36,630						79,587	79,587	397,932
Warrant liability			$ 100						$ 100		$ 300
Warrants term			10 years			10 years
Hercules Credit Facility | Credit facility
Debt Instrument [Line Items]
Repayments of lines of credit		$ 10,300	$ 20,000
Amount outstanding			$ 10,000
Interest rate			10.55%				10.55%
Paid-in-kind interest rate			1.75%
End-of-term charge and prepayment penalty	$ 2,300		$ 200
Paid-in-kind interest			$ 800
Accrued paid-in-kind interest							$ 100
Unamortized debt issuance costs and discounts							400
Amortization of debt issuance cost and debt discounts						$ 200	300	$ 200
Write off of unamortized debt issuance cost and debt discounts		$ 200
Aggregate principal amount							$ 10,000
Hercules Credit Facility | Prime rate | Credit facility
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate			(5.50%)